Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Deferred tax assets:
Loss and tax credit carry forwards	$ 13,282	$ 12,745
Difference between book and tax basis of property and equipment	7,396	6,024
Operating lease right-of-use asset	3,690	4,082
Other reserves not currently deductible	1,195	212
Other	(743)	(403)
Net deferred tax asset before valuation allowance	24,820	22,660
Valuation allowance	(24,820)	(22,660)
Net deferred tax asset	$ 0	$ 0